Basis of Presentation	9 Months Ended
Sep. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
2	Basis of Presentation
The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 270, Interim Reporting and do not include all of the information and disclosures required by accounting principles generally accepted in the U.S. (“GAAP”). In the opinion of management, all normal recurring accruals and adjustments considered necessary for a fair presentation have been included. The results for the three and nine months ended September 30, 2021 are not necessarily indicative of the results that may be expected for the year ending December 31, 2021. The accompanying condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes to the consolidated financial statements for the year ended December 31, 2020. Certain comparative information has been reclassified to conform to the current period presentation.
The condensed consolidated financial statements of the Company include the assets, liabilities, revenue and expenses of all subsidiaries over which the Company exercises control. All intercompany transactions and balances have been eliminated in consolidation. The Company records noncontrolling interest related to its consolidated subsidiaries that are not wholly owned. Investments in non-consolidated
investees over which the Company exercises significant influence but does not control are accounted for under the equity method and are included in other assets in the condensed consolidated balance sheets.